Note 1 - Description of the Business (Details) (USD $)	12 Months Ended	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Feb. 28, 2014 Subsequent Event [Member] AWMS Holdings, LLC [Member]	Dec. 31, 2013 Scenario, Forecast [Member] AWMS Holdings, LLC [Member]	Dec. 31, 2013 Scenario, Actual [Member] AWMS Holdings, LLC [Member]	Dec. 31, 2013 AWMS Holdings, LLC [Member]
Note 1 - Description of the Business (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent					50.00%
Initial Capital Contribution Made To Subsidiary By The Company					$ 3,000,000
Proceeds from Issuance of Private Placement	$ 3,050,000	$ 350,000	$ 3,500,000	$ 3,050,000